Vessels - Summary of cost capitalized (Details) - Capitalized cost - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Drydock
Drydock Additions\ [Abstract]
Drydock expenses	$ 27,116	$ 33,901
Notional of component of scrubber	150	6,900
Total drydock cost	27,266	40,801
Vessels
Vessel Additions [Abstract]
Scrubber cost	4,073	127,275
BWTS cost	190	30,686
Other equipment cost	4,945	3,033
Capitalized interest	176	1,410
Vessel additions	$ 9,384	$ 162,404